SCHEDULE OF PURCHASE PRICE CONSIDERATION (Details)	9 Months Ended
Sep. 30, 2021 USD ($)
Business Combination and Asset Acquisition [Abstract]
Common stock issued	$ (60,697)
Total purchase price	$ (60,697)